UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SMALL CAP GROWTH FUND

FORM N-Q

JANUARY 31, 2014

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited)	January 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.2%
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.3%
Fox Factory Holding Corp.	739,898	$12,001,146	*

Hotels, Restaurants & Leisure - 3.8%
Bally Technologies Inc.	1,067,150	78,243,438	*
Buffalo Wild Wings Inc.	382,840	54,309,682	*

Total Hotels, Restaurants & Leisure		132,553,120

Internet & Catalog Retail - 0.6%
RetailMeNot Inc.	546,280	19,343,775	*

Media - 1.8%
Lions Gate Entertainment Corp.	1,971,250	63,730,512

Specialty Retail - 6.0%
Hibbett Sports Inc.	1,190,586	71,447,066	*
Jos. A. Bank Clothiers Inc.	761,482	42,810,518	*
Lumber Liquidators Holdings Inc.	631,229	56,173,069	*
Monro Muffler, Inc.	317,905	17,646,906
Stage Stores Inc.	1,259,440	24,685,024

Total Specialty Retail		212,762,583

TOTAL CONSUMER DISCRETIONARY		440,391,136

CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 4.2%
Casey’s General Stores Inc.	719,576	49,413,284
Fresh Market Inc.	1,252,814	43,798,377	*
Susser Holdings Corp.	921,070	56,166,849	*

TOTAL CONSUMER STAPLES		149,378,510

ENERGY - 3.7%
Energy Equipment & Services - 3.0%
Geospace Technologies Corp.	482,564	38,373,489	*
Newpark Resources Inc.	3,035,283	34,480,815	*
TETRA Technologies Inc.	3,054,635	31,523,833	*

Total Energy Equipment & Services		104,378,137

Oil, Gas & Consumable Fuels - 0.7%
Comstock Resources Inc.	1,429,230	24,511,295

TOTAL ENERGY		128,889,432

FINANCIALS - 8.8%
Capital Markets - 2.8%
Financial Engines Inc.	1,153,240	70,255,381
WisdomTree Investments Inc.	1,978,940	27,942,633	*

Total Capital Markets		98,198,014

Commercial Banks - 3.7%
Old National Bancorp	1,941,627	27,182,778
SVB Financial Group	624,730	70,113,448	*
Western Alliance Bancorp	1,522,100	34,125,482	*

Total Commercial Banks		131,421,708

Diversified Financial Services - 0.3%
Primus Guaranty Ltd.	1,134,275	9,187,627	*(a)

Insurance - 0.5%
American Equity Investment Life Holding Co.	882,500	19,370,875

Real Estate Investment Trusts (REITs) - 0.6%
Gaming and Leisure Properties Inc.	630,630	21,882,861

Real Estate Management & Development - 0.9%
Jones Lang LaSalle Inc.	274,630	31,379,224

TOTAL FINANCIALS		311,440,309

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	SHARES	VALUE
HEALTH CARE - 16.4%
Biotechnology - 0.7%
Acorda Therapeutics Inc.	883,834	$25,940,528	*

Health Care Equipment & Supplies - 2.9%
Endologix Inc.	1,665,174	26,642,784	*
Insulet Corp.	1,086,100	46,702,300	*
Integra LifeSciences Holdings Corp.	596,356	27,706,700	*

Total Health Care Equipment & Supplies		101,051,784

Health Care Providers & Services - 3.9%
Accretive Health Inc.	1,911,830	17,607,954	*
Hanger Orthopedic Group Inc.	1,693,483	57,256,660	*
Mednax Inc.	670,724	37,319,084	*
Owens & Minor Inc.	788,900	27,327,496

Total Health Care Providers & Services		139,511,194

Health Care Technology - 4.8%
athenahealth Inc.	515,140	75,931,636	*
Medidata Solutions Inc.	1,114,035	70,295,608	*
Vocera Communications Inc.	1,259,555	22,004,426	*(a)

Total Health Care Technology		168,231,670

Life Sciences Tools & Services - 2.1%
ICON PLC	1,250,918	52,551,065	*
Luminex Corp.	1,157,350	21,144,785	*

Total Life Sciences Tools & Services		73,695,850

Pharmaceuticals - 2.0%
Auxilium Pharmaceuticals Inc.	1,379,310	35,282,749	*
Pacira Pharmaceuticals Inc.	496,079	33,996,294	*

Total Pharmaceuticals		69,279,043

TOTAL HEALTH CARE		577,710,069

INDUSTRIALS - 12.6%
Aerospace & Defense - 1.4%
Orbital Sciences Corp.	2,063,435	50,450,986	*

Air Freight & Logistics - 0.3%
XPO Logistics Inc.	486,670	11,631,413	*

Building Products - 0.7%
Trex Co. Inc.	356,427	25,067,511	*

Commercial Services & Supplies - 1.5%
Copart Inc.	1,093,481	37,484,529	*
Corrections Corporation of America	416,271	13,974,217

Total Commercial Services & Supplies		51,458,746

Construction & Engineering - 0.7%
Quanta Services Inc.	715,140	22,290,914	*

Electrical Equipment - 1.0%
Thermon Group Holdings Inc.	1,264,160	34,233,453	*

Machinery - 4.1%
Chart Industries Inc.	552,150	47,175,696	*
IDEX Corp.	704,970	50,764,890
Tennant Co.	741,256	47,536,747

Total Machinery		145,477,333

Trading Companies & Distributors - 2.9%
H&E Equipment Services Inc.	1,225,990	37,122,977	*
MSC Industrial Direct Co. Inc., Class A Shares	337,060	28,319,781

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 2.9% (continued)
United Rentals Inc.	460,070	$37,238,066	*

Total Trading Companies & Distributors		102,680,824

TOTAL INDUSTRIALS		443,291,180

INFORMATION TECHNOLOGY - 35.6%
Electronic Equipment, Instruments & Components - 3.4%
FEI Co.	858,030	80,414,572
MTS System Corp.	184,740	12,992,764
OSI Systems Inc.	460,063	26,651,450	*

Total Electronic Equipment, Instruments & Components		120,058,786

Internet Software & Services - 11.2%
comScore Inc.	1,230,788	33,735,899	*
Cornerstone OnDemand Inc.	1,154,860	65,884,763	*
Cvent Inc.	574,178	21,939,341	*
Dice Holdings Inc.	1,069,890	7,489,230	*
E2open Inc.	739,187	17,703,529	*
Envestnet Inc.	753,852	32,227,173	*
LivePerson Inc.	3,649,600	50,473,968	*(a)
Marketo Inc.	689,300	28,219,942	*
MercadoLibre Inc.	288,677	27,854,444
Responsys Inc.	1,267,920	34,246,519	*
Trulia Inc.	1,494,076	51,590,444	*
Wix.com Ltd.	511,252	14,652,482	*
XO Group Inc.	708,550	8,594,712	*

Total Internet Software & Services		394,612,446

IT Services - 3.5%
Cardtronics Inc.	1,476,966	56,892,730	*
MAXIMUS Inc.	801,979	33,979,850
ServiceSource International Inc.	4,271,267	34,084,711	*(a)

Total IT Services		124,957,291

Semiconductors & Semiconductor Equipment - 3.0%
Integrated Device Technology Inc.	2,256,560	21,775,804	*
LSI Corp.	4,061,912	44,802,889
Monolithic Power Systems	761,200	24,883,628	*
Ultratech Inc	545,633	13,804,515	*

Total Semiconductors & Semiconductor Equipment		105,266,836

Software - 14.5%
Aspen Technology Inc.	1,640,660	74,764,876	*
Barracuda Networks Inc.	565,984	19,418,911	*
BroadSoft Inc.	1,027,235	31,443,663	*
FireEye Inc.	202,215	14,759,673	*
Fortinet Inc.	3,768,689	79,896,207	*
Imperva Inc.	760,285	41,815,675	*
MICROS Systems Inc.	789,314	43,830,606	*
Monotype Imaging Holdings Inc.	1,531,810	44,682,898
Qualys Inc.	931,770	27,002,695	*
Solarwinds Inc.	1,260,520	50,282,143	*
Tableau Software Inc., Class A Shares	352,998	28,529,298	*
Verint Systems Inc.	1,214,188	55,172,703	*

Total Software		511,599,348

TOTAL INFORMATION TECHNOLOGY		1,256,494,707

MATERIALS - 2.5%
Chemicals - 1.4%
Kraton Performance Polymers Inc.	736,950	18,431,119	*
Rockwood Holdings Inc.	463,524	31,765,300

Total Chemicals		50,196,419

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY			SHARES	VALUE
Metals & Mining - 1.1%
Compass Minerals International Inc.			506,626	$39,830,936

TOTAL MATERIALS				90,027,355

UTILITIES - 0.9%
Electric Utilities - 0.9%
ITC Holdings Corp.			313,650	32,462,775

TOTAL COMMON STOCKS (Cost - $2,569,185,979)				3,430,085,473

PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Turn Inc., Series E (Cost - $7,330,501)			878,957	7,330,501	(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,576,516,480)				3,437,415,974

RATE		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.9%
Repurchase Agreements - 3.9%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 1/31/14 with RBS Securities Inc.; Proceeds at maturity - $138,881,231; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 4/15/14 to 2/15/40; Market value - $141,658,987) (Cost - $138,881,000)	0.020%	2/3/14	$138,881,000	138,881,000

TOTAL INVESTMENTS - 101.3% (Cost - $2,715,397,480#)				3,576,296,974
Liabilities in Excess of Other Assets - (1.3)%				(46,218,921)

TOTAL NET ASSETS - 100.0%				$3,530,078,053

*	Non-income producing security.

(a)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At January 31, 2014, the total market value of Affiliated Companies was $115,750,732, and the cost was $106,884,118 (See Note 4).

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

SCHEDULE OF WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Fireeye Inc., Call (Premium received - $179,121)	2/22/14	$75.00	1,012	$445,280

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$3,430,085,473	—	—	$3,430,085,473
Preferred stocks	—	—	$7,330,501	7,330,501

Total long-term investments	$3,430,085,473	—	$7,330,501	$3,437,415,974

Short-term investments†	—	$138,881,000	—	138,881,000

Total investments	$3,430,085,473	$138,881,000	$7,330,501	$3,576,296,974

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	$445,280	—	—	$445,280

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written

Notes to Schedule of Investments (unaudited) (continued)

call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$911,696,136
Gross unrealized depreciation	(50,796,642)

Net unrealized appreciation	$860,899,494

During the period ended January 31, 2014, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of October 31, 2013	—	—
Options written	2,616	$424,528
Options closed	—	—
Options exercised	(802)	(202,100)
Options expired	(802)	(43,307)

Written options, outstanding as of January 31, 2014	1,012	$179,121

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at January 31, 2014.

Primary Underlying Risk	Written Options, at value
Equity Risk	$445,280

During the period ended January 31, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Written options	$111,320

Notes to Schedule of Investments (unaudited) (continued)

4. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended January 31, 2014:

	Affiliate Value	Purchased		Sold		Dividend	Affiliate Value	Realized
Company	at 10/31/13	Cost	Shares/Par	Cost	Shares/Par	Income	at 1/31/14	Gain/Loss
LivePerson Inc.	$34,087,264	—	—	—	—	—	$50,473,968	—
ServiceSource International Inc.	41,037,523	$4,359,442	478,520	—	—	—	34,084,711	—
Vocera Communications Inc.	20,306,153	901,262	53,010	—	—	—	22,004,426	—
Primus Guaranty Ltd.	11,456,178	—	—	—	—	—	9,187,627	—

	$106,887,118	$5,260,704		—		—	$115,750,732	—

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 24, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 24, 2014